Note 17 - Lease Obligations	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Sale Leaseback Transaction Disclosure [Text Block]

17. LEASE OBLIGATIONS

Sale and Lease back

On March 10, 2014, the Company signed memorandum of agreement with an unrelated third party as amended on April 30, 2014 and May 19, 2014 to acquire Newlead Albion for the purchase price of $18,275. We paid to the third party the amount of $4,400. On May 12, 2014, the Company agreed to the Sale and immediate Leaseback of vessel Newlead Albion with HandyMar AS. Total consideration received for the sale and leaseback was $13,875 and the bareboat leaseback charter period, which started on May19, 2014, is five years. The Company retains a call option to buy the vessel back for approximately $13,488 in cash at the end of the lease term. The Company accounted for the sale and leaseback as a capital lease and recorded leased asset and lease obligations at $14,060 representing the present value of the minimum lease obligation. As of December 31, 2014 the outstanding lease obligation is $13,697.

The Company concluded that it has retained substantially all of the benefits and risks associated with Newlead Albion and has treated the transaction as a financing, resulting in an immediate loss of $525 (as the fair value of the vessel was below its carrying amount).

On March 10, 2014, we signed memorandum of agreement with an unrelated third party as amended April 30, 2014, to acquire Newlead Venetico for the purchase price of $18,500. We paid to the third party the amount of $4,625. On May 12, 2014, the Company agreed to the Sale and immediate Leaseback of vessel Newlead Venetico with HandyMar AS. Total consideration received for the sale and leaseback was $13,875 and the bareboat leaseback charter period, which started on July 25, 2014, is five years. The company retains a call option to buy the vessel back for approximately $13,485 in cash at the end of the lease term. The Company accounted for the sale and leaseback as a capital lease and recorded leased asset and lease obligations at $14,097 representing the present value of the minimum lease obligation. As of December 31, 2014, the outstanding lease obligation is $13,708.

The Company concluded that it has retained substantially all of the benefits and risks associated with Newlead Venetico and has treated the transaction as a financing, resulting in an immediate loss of $625 (as the fair value of the vessel was below its carrying amount).

As of December 31, 2014, the amount of the long term and short term obligations in relation to sale lease back obligations is $27,266 and the short term is $138, respectively.

Finance Leases

On October 23, 2014 and November 13, 2014, the Company agreed for two bareboat charter agreements for the vessels Ioli and Katerina L with Frourio Compania Naviera S.A. and Flegra Compania S.A., respectively. The Company has a purchase option to buy the vessel at any time during the charter and the Company has the obligation to buy the vessels at the end of the charter. The bareboat charter agreements mature on October 16, 2018. The minimum lease payments were $5,372 for vessel Katerina L and $5,407 for vessel Ioli, which did not exceed the fair value of the vessels. The Company concluded that it has retained substantially all of the benefits and risks associated with such vessels and has treated the transactions as financings.

As of December 31, 2014, the amount of the long term and short terms obligations in relation to capital leases is $5,519 and $5,087, respectively.

Annual Future Minimum Lease Payments

The annual future minimum lease payments under the capital leases and sale and lease back agreements for the vessels described above, assuming that the clauses of the respective lease agreements will be met, are as follows:

Description	Amount
December 31, 2015	$9,245
December 31, 2016	4,204
December 31, 2017	3,806
December 31, 2018	9,856
December 31, 2019	28,312
Total minimum lease payments	55,423
Less: imputed interest	(17,413)
Present value of minimum lease payments	38,010
Current portion of capitalized lease obligations	5,225
Long term capitalized lease obligations	$32,785